Employee benefit plan (Details) - USD ($)		3 Months Ended
	Jan. 01, 2021	Mar. 31, 2023	Mar. 31, 2022
Employee benefit plan
Percent of employees gross pay, one	3.00%
Percent of match of employer contribution, one	100.00%
Percent of match of employer contribution, two	50.00%
Percent of employees gross pay, two	2.00%
Maximum contribution	4.00%
Vesting percentage with respect to employer contributions after completing six years of service	100.00%
Service term required for full vesting	6 years
Total contributions paid		$ 80,077	$ 37,652